SCHEDULE OF FAIR VALUE OF STOCK BASED COMPENSATION ASSUMPTION INPUTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 13, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of the options			5 years
Share price of the issuance date	$ 4.10			$ 1.00
Expected volatility		95.00%
Expected dividend rate	0.00%	0.00%
Risk-free interest rate	4.38%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of the options	2 years 10 months 17 days	4 years 4 months 6 days
Share price of the issuance date		$ 9.8
Expected volatility	95.00%
Risk-free interest rate		4.24%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of the options	5 years	5 years
Share price of the issuance date		$ 10.70
Expected volatility	147.18%
Risk-free interest rate		4.41%